Schedule of Investments ─ IQ Hedge Multi-Strategy Tracker ETF

July 31, 2023 (unaudited)

	Shares	Value

Exchange Traded Vehicle — 2.6%

Broad Fund — 2.6%
iShares GSCI Commodity Dynamic Roll Strategy ETF(a)
(Cost $14,674,395)	564,943	$16,061,330

Investment Companies — 97.3%

Bank Loan Funds — 23.5%
Invesco Senior Loan ETF	3,177,886	66,735,606
SPDR Blackstone Senior Loan ETF(a)	1,890,508	79,287,905

Total Bank Loan Funds		146,023,511

BRIC Equity Fund — 0.9%
iShares MSCI India ETF	119,133	5,332,393

Convertible Bond Funds — 12.2%
iShares Convertible Bond ETF	211,554	16,626,029
SPDR Bloomberg Convertible Securities ETF(a)	819,854	58,947,502

Total Convertible Bond Funds		75,573,531

Derivative Income Funds — 9.1%
JPMorgan Equity Premium Income ETF(a)	527,838	29,495,588
JPMorgan NASDAQ Equity Premium Income ETF(a)	551,791	27,275,029

Total Derivative Income Funds		56,770,617

Emerging Small Cap Equity Fund — 10.8%
SPDR S&P Emerging Markets SmallCap ETF	1,212,849	67,106,935

Floating Rate - Investment Grade Funds — 23.5%
iShares Floating Rate Bond ETF(a)(b)	2,142,220	108,953,309
SPDR Bloomberg Investment Grade Floating Rate ETF(a)	1,210,415	37,171,845

Total Floating Rate - Investment Grade Funds		146,125,154

International Small Cap Equity Fund — 1.3%
Schwab International Small-Cap Equity ETF	226,249	8,013,740

Merger Arbitrage Funds — 5.7%
AltShares Merger Arbitrage ETF(a)	232,858	5,965,007
IQ Merger Arbitrage ETF†*	936,003	29,165,853

Total Merger Arbitrage Funds		35,130,860

Private Equity Replication Fund — 0.8%
Invesco Global Listed Private Equity ETF	88,116	4,934,496

U.S. Large Cap Core Funds — 7.0%
Financial Select Sector SPDR Fund	657,168	23,217,745
Materials Select Sector SPDR Fund(a)	114,579	9,821,712
Vanguard Financials ETF	66,565	5,733,244
	Shares	Value
Investment Companies (continued)
U.S. Large Cap Core Funds (continued)
Vanguard Materials ETF	25,094	$4,746,530

Total U.S. Large Cap Core Funds		43,519,231

U.S. REITS Funds — 0.4%
Fidelity MSCI Real Estate Index ETF(a)	3,075	78,720
iShares Core U.S. REIT ETF	3,063	162,063
Vanguard Real Estate ETF	29,235	2,492,576

Total U.S. REITS Funds		2,733,359

U.S. Small Cap Core Funds — 1.4%
iShares Core S&P Small-Cap ETF(a)	43,140	4,536,602
Schwab U.S. Small-Cap ETF(a)	20,249	933,479
Vanguard Small-Cap ETF	14,062	2,935,443

Total U.S. Small Cap Core Funds		8,405,524

Volatility Fund — 0.7%
iPath Series B S&P 500 VIX Short-Term Futures ETN*	195,179	4,411,046

Total Investment Companies
(Cost $592,249,275)		604,080,397

Short-Term Investment — 2.8%

Money Market Fund — 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(c)(d)
(Cost $17,265,536)	17,265,536	17,265,536

Total Investments — 102.7%
(Cost $624,189,206)		637,407,263
Other Assets and Liabilities, Net — (2.7)%		(16,575,402)
Net Assets — 100.0%		$620,831,861

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $21,909,206; total market value of collateral held by the Fund was $22,441,871. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $5,176,335.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,000,740.
(c)	Reflects the 1-day yield at July 31, 2023.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2023 (unaudited)

Total Return Swap contracts outstanding at July 31, 2023:
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
AltShares Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	$137,100	$—
AltShares Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	137,100	—
Energy Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(1,303,627)	—
Energy Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF - 0.10%	7/02/2025	Monthly	(1,303,627)	—
Fidelity MSCI Real Estate Index ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	1,818	—
Fidelity MSCI Real Estate Index ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,818	—
Financial Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	533,660	—
Financial Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	533,660	—
Invesco Global Listed Private Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	113,400	—
Invesco Global Listed Private Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	113,400	—
Invesco Senior Loan ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,500,702	—
Invesco Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,500,702	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	101,384	—
iPath Series B S&P 500 VIX Short-Term Futures ETN	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	101,384	—
IQ Merger Arbitrage ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	655,856	—
IQ Merger Arbitrage ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	655,856	—
iShares Convertible Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	382,105	—
iShares Convertible Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	382,105	—
iShares Core S&P Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(6,953,282)	—
iShares Core S&P Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(6,953,282)	—
iShares Core S&P Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	104,319	—
iShares Core S&P Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	104,319	—
iShares Core U.S. REIT ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	3,757	—
iShares Core U.S. REIT ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	3,757	—
iShares Floating Rate Bond ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	2,450,079	—
iShares Floating Rate Bond ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	2,450,079	—
iShares GSCI Commodity Dynamic	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	369,164	—
iShares GSCI Commodity Dynamic	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	369,164	—
iShares MSCI India ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	122,553	—
iShares MSCI India ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	122,553	—
JPMorgan Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	663,296	—
JPMorgan Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	663,296	—
JPMorgan Nasdaq Equity Premium Income ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	613,327	—

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2023 (unaudited)

Total Return Swap contracts outstanding at July 31, 2023: (continued)
Total Return Benchmark	Counterparty	Floating Rate(e)	Expiration Date	Payment Frequency	Notional Amount Long/ (Short)	Value/ Unrealized Appreciation/ (Depreciation)(f)
JPMorgan Nasdaq Equity Premium Income ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	$613,327	$—
Materials Select Sector SPDR Fund	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	225,786	—
Materials Select Sector SPDR Fund	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	225,786	—
Schwab International Small-Cap Equity ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	184,219	—
Schwab International Small-Cap Equity ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	184,219	—
Schwab U.S. Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	21,483	—
Schwab U.S. Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	21,483	—
SPDR Blackstone Senior Loan ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	1,782,953	—
SPDR Blackstone Senior Loan ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,782,953	—
SPDR Bloomberg Convertible Securities ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,325,548	—
SPDR Bloomberg Convertible Securities ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,325,548	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	835,895	—
SPDR Bloomberg Investment Grade Floating Rate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	835,895	—
SPDR S&P Emerging Markets SmallCap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	1,509,070	—
SPDR S&P Emerging Markets SmallCap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	1,509,070	—
Vanguard Energy ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(285,698)	—
Vanguard Energy ETF	Morgan Stanley	1-Day FEDEF - 0.58%	7/02/2025	Monthly	(285,698)	—
Vanguard Financials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	131,779	—
Vanguard Financials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	131,779	—
Vanguard Materials ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	109,140	—
Vanguard Materials ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	109,140	—
Vanguard Mid-Cap ETF	Merrill Lynch	1-Day FEDEF	8/30/2024	Monthly	(5,410,821)	—
Vanguard Mid-Cap ETF	Morgan Stanley	1-Day FEDEF - 0.35%	7/02/2025	Monthly	(5,410,821)	—
Vanguard Real Estate ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	57,295	—
Vanguard Real Estate ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	57,295	—
Vanguard Small-Cap ETF	Merrill Lynch	1-Day FEDEF + 0.50%	8/30/2024	Monthly	67,426	—
Vanguard Small-Cap ETF	Morgan Stanley	1-Day FEDEF + 0.50%	7/02/2025	Monthly	67,426	—
						$—

Cash posted has been segregated as collateral for swaps in the amount of $500,000 at July 31, 2023.

The total value of securities segregated as collateral for swap contracts with counterparty Morgan Stanley amounted to $3,000,740 and with Merrill Lynch amounted to $— at July 31, 2023. The Fund either receives fees from, or pays to the counterparty, the total return of the benchmark and the agreed-upon financing rate.

(e) Portfolio pays or receives the floating rate and receives or pays the total return of the reference rate entity.

(f) Reflects the value at reset date of July 31, 2023.

Abbreviation

FEDEF — Federal Funds Effective Rate

Schedule of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)

July 31, 2023 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(g)
Exchange Traded Vehicle	$16,061,330	$—	$—	$16,061,330
Investment Companies	604,080,397	—	—	604,080,397
Short-Term Investment:
Money Market Fund	17,265,536	—	—	17,265,536
Total Investments in Securities	637,407,263	—	—	637,407,263
Other Financial Instruments:(h)
Swap Contracts	—	—	—	—
Total Investments in Securities and Other Financial Instruments	$637,407,263	$—	$—	$637,407,263
Liability Valuation Inputs
Other Financial Instruments:(h)
Swap Contracts	$—	$—	$—	$—

(g)	For a complete listing of investments and their industries, see the Schedule of Investments.
(h)	Reflects the unrealized appreciation (depreciation) of the instruments.

For the period ended July 31, 2023, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with any affiliated fund during the period ended July 31, 2023 is as follows:

Affiliated Holdings
	Shares at 04/30/2023	Value ($) at 04/30/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 07/31/2023	Value ($) at 07/31/2023
IQ Merger Arbitrage ETF	—	—	30,749,146	(1,636,706)	10,093	43,320	—	—	936,003	29,165,853
IQ Ultra Short Duration ETF	390,345	18,603,843	33,162	(18,566,076)	(221,397)	150,468	115,733	—	—	—
	390,345	18,603,843	30,782,308	(20,202,782)	(211,304)	193,788	115,733	—	936,003	29,165,853